Property, Plant and Equipment and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

			Estimated Depreciable Lives
	December 31,
	2018	2019
Construction work-in-progress	$395,184	$515,312
Land and rights-of-way	303,485	336,982
Buildings	119,720	125,772	10 to 53 years
Storage tanks	2,059,244	2,206,839	10 to 40 years
Pipeline and station equipment	2,614,855	2,917,059	10 to 59 years
Processing equipment	1,875,029	2,044,589	3 to 56 years
Other	261,075	284,674	3 to 53 years
Property, Plant and Equipment, Gross	$7,628,592	$8,431,227